N-4	Apr. 24, 2026
Prospectus:
Document Type	485BPOS
Entity Registrant Name	PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0001080429
Entity Investment Company Type	N-4
Document Period End Date	Apr. 24, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]

Exhibit 99.(r)

Index	Strategy	Protection Level	Rider	Term	Rate / Cap	Guaranteed Minimum Rate / Cap	Fixed Non Forfeiture	Initial Tier Level	Guaranteed Maximum Tier Level	Tier 1 Participation Rate	Minimum Tier 1 Participation Rate	Tier 2 Participation Rate	Minimum Tier 2 Participation Rate
Pacific Protective Growth _ Historical Rates (as of December 16, 2024, in effect January 1, 2025)
	Fixed		GMWB	1	3.25%	0.50%	3.00%
	Fixed		Non GMWB	1	3.25%	0.50%	3.00%
	Performance Mix	10% Buffer	Non GMWB	6			3.00%			100.00%	60.00%
S&P 500	Cap Rate	10% Buffer	GMWB	1	15.00%	2.00%	3.00%
S&P 500	Dual Direction	10% Buffer	GMWB	1	11.75%	2.00%	3.00%
S&P 500	Performance Trigger	10% Buffer	GMWB	1	10.50%	2.00%	3.00%
S&P 500	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	3.00%
S&P 500	Dual Direction	15% Buffer	GMWB	1	8.25%	2.00%	3.00%
S&P 500	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
S&P 500	Cap Rate	-10% Floor	GMWB	1	11.00%	2.00%	3.00%
S&P 500	Performance Trigger	-10% Floor	GMWB	1	8.75%	2.00%	3.00%
S&P 500	Cap Rate	10% Buffer	Non GMWB	1	15.00%	2.00%	3.00%
S&P 500	Dual Direction	10% Buffer	Non GMWB	1	11.75%	2.00%	3.00%
S&P 500	Performance Trigger	10% Buffer	Non GMWB	1	10.50%	2.00%	3.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
S&P 500	Dual Direction	15% Buffer	Non GMWB	1	8.25%	2.00%	3.00%
S&P 500	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
S&P 500	Cap Rate	-10% Floor	Non GMWB	1	11.00%	2.00%	3.00%
S&P 500	Performance Trigger	-10% Floor	Non GMWB	1	8.75%	2.00%	3.00%
S&P 500	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
S&P 500	Dual Direction	10% Buffer	Non GMWB	6	150.00%	12.00%	3.00%
S&P 500	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	115.00%	60.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	6	400.00%	12.00%	3.00%
S&P 500	Dual Direction	15% Buffer	Non GMWB	6	90.00%	12.00%	3.00%
S&P 500	Cap Rate	20% Buffer	Non GMWB	6	350.00%	12.00%	3.00%
S&P 500	Dual Direction	20% Buffer	Non GMWB	6	70.00%	12.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	GMWB	1	17.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	10% Buffer	GMWB	1	9.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	GMWB	1	7.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	15% Buffer	GMWB	1	7.75%	2.00%	3.00%
MSCI EAFE	Cap Rate	-10% Floor	GMWB	1	16.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	-10% Floor	GMWB	1	8.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	1	17.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	10% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	1	7.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	15% Buffer	Non GMWB	1	7.75%	2.00%	3.00%
MSCI EAFE	Cap Rate	-10% Floor	Non GMWB	1	16.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	-10% Floor	Non GMWB	1	8.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	6	200.00%	12.00%	3.00%
MSCI EAFE	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	150.00%	60.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	6	500.00%	12.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	6	150.00%	12.00%	3.00%
MSCI EAFE	Cap Rate	20% Buffer	Non GMWB	6	350.00%	12.00%	3.00%
MSCI EAFE	Dual Direction	20% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	GMWB	1	15.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	GMWB	1	13.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	10% Buffer	GMWB	1	11.25%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	GMWB	1	12.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	GMWB	1	8.50%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	-10% Floor	GMWB	1	12.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	-10% Floor	GMWB	1	9.50%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	1	15.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	1	13.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.25%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	1	12.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	1	8.50%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	-10% Floor	Non GMWB	1	12.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	-10% Floor	Non GMWB	1	9.50%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
Invesco QQQ ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	105.00%	60.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	6	90.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	6	80.00%	12.00%	3.00%
Invesco QQQ ETF	Cap Rate	20% Buffer	Non GMWB	6	80.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	20% Buffer	Non GMWB	6	70.00%	12.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	GMWB	1	17.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	10% Buffer	GMWB	1	11.50%	2.00%	3.00%
iShares Russell ETF	Cap Rate	15% Buffer	GMWB	1	14.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	15% Buffer	GMWB	1	9.75%	2.00%	3.00%
iShares Russell ETF	Cap Rate	-10% Floor	GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	-10% Floor	GMWB	1	10.00%	2.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	1	17.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.50%	2.00%	3.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	1	14.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.75%	2.00%	3.00%
iShares Russell ETF	Cap Rate	-10% Floor	Non GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	-10% Floor	Non GMWB	1	10.00%	2.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	6	135.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
iShares Russell ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
iShares Russell ETF	Cap Rate	20% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	20% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	GMWB	1	15.25%	2.00%	3.00%
First Trust Growth	Cap Rate	15% Buffer	GMWB	1	12.25%	2.00%	3.00%
First Trust Growth	Cap Rate	-10% Floor	GMWB	1	11.25%	2.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	1	15.25%	2.00%	3.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	1	12.25%	2.00%	3.00%
First Trust Growth	Cap Rate	-10% Floor	Non GMWB	1	11.25%	2.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	6	130.00%	12.00%	3.00%
First Trust Growth	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
First Trust Growth	Cap Rate	20% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
Pacific Protective Growth _ Historical Rates (as January 16, 2025)
Index	Strategy	Protection Level	Rider	Term	Rate / Cap	Guaranteed Minimum Rate / Cap	Fixed Non Forfeiture	Initial Tier Level	Guaranteed Maximum Tier Level	Tier 1 Participation Rate	Minimum Tier 1 Participation Rate	Tier 2 Participation Rate	Minimum Tier 2 Participation Rate
	Fixed		GMWB	1	3.25%	0.50%	3.00%
	Fixed		Non GMWB	1	3.25%	0.50%	3.00%
	Performance Mix	10% Buffer	Non GMWB	6			3.00%			100.00%	60.00%
S&P 500	Cap Rate	10% Buffer	GMWB	1	15.00%	2.00%	3.00%
S&P 500	Dual Direction	10% Buffer	GMWB	1	11.75%	2.00%	3.00%
S&P 500	Performance Trigger	10% Buffer	GMWB	1	10.50%	2.00%	3.00%
S&P 500	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	3.00%
S&P 500	Dual Direction	15% Buffer	GMWB	1	8.25%	2.00%	3.00%
S&P 500	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
S&P 500	Cap Rate	-10% Floor	GMWB	1	11.00%	2.00%	3.00%
S&P 500	Performance Trigger	-10% Floor	GMWB	1	8.75%	2.00%	3.00%
S&P 500	Cap Rate	10% Buffer	Non GMWB	1	15.00%	2.00%	3.00%
S&P 500	Dual Direction	10% Buffer	Non GMWB	1	11.75%	2.00%	3.00%
S&P 500	Performance Trigger	10% Buffer	Non GMWB	1	10.50%	2.00%	3.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
S&P 500	Dual Direction	15% Buffer	Non GMWB	1	8.25%	2.00%	3.00%
S&P 500	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
S&P 500	Cap Rate	-10% Floor	Non GMWB	1	11.00%	2.00%	3.00%
S&P 500	Performance Trigger	-10% Floor	Non GMWB	1	8.75%	2.00%	3.00%
S&P 500	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
S&P 500	Dual Direction	10% Buffer	Non GMWB	6	150.00%	12.00%	3.00%
S&P 500	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	115.00%	60.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
S&P 500	Dual Direction	15% Buffer	Non GMWB	6	90.00%	12.00%	3.00%
S&P 500	Cap Rate	20% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
S&P 500	Dual Direction	20% Buffer	Non GMWB	6	70.00%	12.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	GMWB	1	17.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	10% Buffer	GMWB	1	9.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	GMWB	1	7.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	15% Buffer	GMWB	1	7.75%	2.00%	3.00%
MSCI EAFE	Cap Rate	-10% Floor	GMWB	1	16.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	-10% Floor	GMWB	1	8.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	1	17.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	10% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	1	7.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	15% Buffer	Non GMWB	1	7.75%	2.00%	3.00%
MSCI EAFE	Cap Rate	-10% Floor	Non GMWB	1	16.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	-10% Floor	Non GMWB	1	8.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	6	200.00%	12.00%	3.00%
MSCI EAFE	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	150.00%	60.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	6	150.00%	12.00%	3.00%
MSCI EAFE	Cap Rate	20% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
MSCI EAFE	Dual Direction	20% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	GMWB	1	15.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	GMWB	1	13.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	10% Buffer	GMWB	1	11.25%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	GMWB	1	12.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	GMWB	1	8.50%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	-10% Floor	GMWB	1	12.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	-10% Floor	GMWB	1	9.50%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	1	15.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	1	13.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.25%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	1	12.50%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	1	8.50%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	-10% Floor	Non GMWB	1	12.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	-10% Floor	Non GMWB	1	9.50%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
Invesco QQQ ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	105.00%	60.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	6	90.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	6	80.00%	12.00%	3.00%
Invesco QQQ ETF	Cap Rate	20% Buffer	Non GMWB	6	80.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	20% Buffer	Non GMWB	6	70.00%	12.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	GMWB	1	17.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	10% Buffer	GMWB	1	11.50%	2.00%	3.00%
iShares Russell ETF	Cap Rate	15% Buffer	GMWB	1	14.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	15% Buffer	GMWB	1	9.75%	2.00%	3.00%
iShares Russell ETF	Cap Rate	-10% Floor	GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	-10% Floor	GMWB	1	10.00%	2.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	1	17.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.50%	2.00%	3.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	1	14.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.75%	2.00%	3.00%
iShares Russell ETF	Cap Rate	-10% Floor	Non GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	-10% Floor	Non GMWB	1	10.00%	2.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	6	135.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
iShares Russell ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
iShares Russell ETF	Cap Rate	20% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	20% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	GMWB	1	15.25%	2.00%	3.00%
First Trust Growth	Cap Rate	15% Buffer	GMWB	1	12.25%	2.00%	3.00%
First Trust Growth	Cap Rate	-10% Floor	GMWB	1	11.25%	2.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	1	15.25%	2.00%	3.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	1	12.25%	2.00%	3.00%
First Trust Growth	Cap Rate	-10% Floor	Non GMWB	1	11.25%	2.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	6	130.00%	12.00%	3.00%
First Trust Growth	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
First Trust Growth	Cap Rate	20% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
Pacific Protective Growth _ Historical Rates (as July 16, 2025)
Index	Strategy	Protection Level	Rider	Term	Rate / Cap	Guaranteed Minimum Rate / Cap	Fixed Non Forfeiture	Initial Tier Level	Guaranteed Maximum Tier Level	Tier 1 Participation Rate	Minimum Tier 1 Participation Rate	Tier 2 Participation Rate	Minimum Tier 2 Participation Rate
	Fixed		GMWB	1	3.25%	0.50%	3.00%
	Fixed		Non GMWB	1	3.25%	0.50%	3.00%
	Performance Mix	10% Buffer	Non GMWB	6			3.00%			100.00%	60.00%
S&P 500	Cap Rate	10% Buffer	GMWB	1	15.00%	2.00%	3.00%
S&P 500	Dual Direction	10% Buffer	GMWB	1	12.50%	2.00%	3.00%
S&P 500	Performance Trigger	10% Buffer	GMWB	1	10.50%	2.00%	3.00%
S&P 500	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	3.00%
S&P 500	Dual Direction	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
S&P 500	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
S&P 500	Cap Rate	-10% Floor	GMWB	1	11.00%	2.00%	3.00%
S&P 500	Performance Trigger	-10% Floor	GMWB	1	8.75%	2.00%	3.00%
S&P 500	Cap Rate	10% Buffer	Non GMWB	1	15.00%	2.00%	3.00%
S&P 500	Dual Direction	10% Buffer	Non GMWB	1	12.50%	2.00%	3.00%
S&P 500	Performance Trigger	10% Buffer	Non GMWB	1	10.50%	2.00%	3.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
S&P 500	Dual Direction	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
S&P 500	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
S&P 500	Cap Rate	-10% Floor	Non GMWB	1	11.00%	2.00%	3.00%
S&P 500	Performance Trigger	-10% Floor	Non GMWB	1	8.75%	2.00%	3.00%
S&P 500	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
S&P 500	Dual Direction	10% Buffer	Non GMWB	6	150.00%	12.00%	3.00%
S&P 500	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	6	750.00%	12.00%	3.00%
S&P 500	Dual Direction	15% Buffer	Non GMWB	6	90.00%	12.00%	3.00%
S&P 500	Cap Rate	20% Buffer	Non GMWB	6	200.00%	12.00%	3.00%
S&P 500	Dual Direction	20% Buffer	Non GMWB	6	75.00%	12.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	GMWB	1	17.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	10% Buffer	GMWB	1	9.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	GMWB	1	7.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	15% Buffer	GMWB	1	7.75%	2.00%	3.00%
MSCI EAFE	Cap Rate	-10% Floor	GMWB	1	16.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	-10% Floor	GMWB	1	8.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	1	17.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	10% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	1	7.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	15% Buffer	Non GMWB	1	7.75%	2.00%	3.00%
MSCI EAFE	Cap Rate	-10% Floor	Non GMWB	1	16.00%	2.00%	3.00%
MSCI EAFE	Performance Trigger	-10% Floor	Non GMWB	1	8.00%	2.00%	3.00%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	6	800.00%	12.00%	3.00%
MSCI EAFE	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	150.00%	60.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	6	750.00%	12.00%	3.00%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	6	600.00%	12.00%	3.00%
MSCI EAFE	Cap Rate	20% Buffer	Non GMWB	6	700.00%	12.00%	3.00%
MSCI EAFE	Dual Direction	20% Buffer	Non GMWB	6	200.00%	12.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	GMWB	1	18.25%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	GMWB	1	15.25%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	10% Buffer	GMWB	1	11.25%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	GMWB	1	14.75%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	GMWB	1	10.75%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	-10% Floor	GMWB	1	12.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	-10% Floor	GMWB	1	9.50%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	1	18.25%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	1	15.25%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.25%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	1	14.75%	2.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	1	10.75%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	-10% Floor	Non GMWB	1	12.00%	2.00%	3.00%
Invesco QQQ ETF	Performance Trigger	-10% Floor	Non GMWB	1	9.50%	2.00%	3.00%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
Invesco QQQ ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	100.00%	60.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	6	90.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
Invesco QQQ ETF	Cap Rate	20% Buffer	Non GMWB	6	80.00%	12.00%	3.00%
Invesco QQQ ETF	Dual Direction	20% Buffer	Non GMWB	6	75.00%	12.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	GMWB	1	20.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	GMWB	1	16.25%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	10% Buffer	GMWB	1	11.50%	2.00%	3.00%
iShares Russell ETF	Cap Rate	15% Buffer	GMWB	1	16.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	GMWB	1	10.25%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	15% Buffer	GMWB	1	9.75%	2.00%	3.00%
iShares Russell ETF	Cap Rate	-10% Floor	GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	-10% Floor	GMWB	1	10.00%	2.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	1	20.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	1	16.25%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.50%	2.00%	3.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	1	16.00%	2.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	1	10.25%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.75%	2.00%	3.00%
iShares Russell ETF	Cap Rate	-10% Floor	Non GMWB	1	15.00%	2.00%	3.00%
iShares Russell ETF	Performance Trigger	-10% Floor	Non GMWB	1	10.00%	2.00%	3.00%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	6	135.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
iShares Russell ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	105.00%	60.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	6	120.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
iShares Russell ETF	Cap Rate	20% Buffer	Non GMWB	6	100.00%	12.00%	3.00%
iShares Russell ETF	Dual Direction	20% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	GMWB	1	15.25%	2.00%	3.00%
First Trust Growth	Cap Rate	15% Buffer	GMWB	1	12.25%	2.00%	3.00%
First Trust Growth	Cap Rate	-10% Floor	GMWB	1	11.25%	2.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	1	15.25%	2.00%	3.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	1	12.25%	2.00%	3.00%
First Trust Growth	Cap Rate	-10% Floor	Non GMWB	1	11.25%	2.00%	3.00%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	6	130.00%	12.00%	3.00%
First Trust Growth	Tiered Participation Rate	10% Buffer	Non GMWB	6			3.00%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	6	110.00%	12.00%	3.00%
First Trust Growth	Cap Rate	20% Buffer	Non GMWB	6	85.00%	12.00%	3.00%
Pacific Protective Growth _ Historical Rates (as of September 1, 2025, non-forfeiture rate change only)
Index	Strategy	Protection Level	Rider	Term	Rate / Cap	Guaranteed Minimum Rate / Cap	Fixed Non Forfeiture	Initial Tier Level	Guaranteed Maximum Tier Level	Tier 1 Participation Rate	Minimum Tier 1 Participation Rate	Tier 2 Participation Rate	Minimum Tier 2 Participation Rate
	Fixed		GMWB	1	3.25%	0.50%	2.70%
	Fixed		Non GMWB	1	3.25%	0.50%	2.70%
	Performance Mix	10% Buffer	Non GMWB	6			2.70%			100.00%	60.00%
S&P 500	Cap Rate	10% Buffer	GMWB	1	15.00%	2.00%	2.70%
S&P 500	Dual Direction	10% Buffer	GMWB	1	12.50%	2.00%	2.70%
S&P 500	Performance Trigger	10% Buffer	GMWB	1	10.50%	2.00%	2.70%
S&P 500	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	2.70%
S&P 500	Dual Direction	15% Buffer	GMWB	1	9.00%	2.00%	2.70%
S&P 500	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	2.70%
S&P 500	Cap Rate	-10% Floor	GMWB	1	11.00%	2.00%	2.70%
S&P 500	Performance Trigger	-10% Floor	GMWB	1	8.75%	2.00%	2.70%
S&P 500	Cap Rate	10% Buffer	Non GMWB	1	15.00%	2.00%	2.70%
S&P 500	Dual Direction	10% Buffer	Non GMWB	1	12.50%	2.00%	2.70%
S&P 500	Performance Trigger	10% Buffer	Non GMWB	1	10.50%	2.00%	2.70%
S&P 500	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	2.70%
S&P 500	Dual Direction	15% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
S&P 500	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
S&P 500	Cap Rate	-10% Floor	Non GMWB	1	11.00%	2.00%	2.70%
S&P 500	Performance Trigger	-10% Floor	Non GMWB	1	8.75%	2.00%	2.70%
S&P 500	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	2.70%
S&P 500	Dual Direction	10% Buffer	Non GMWB	6	150.00%	12.00%	2.70%
S&P 500	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	6	750.00%	12.00%	2.70%
S&P 500	Dual Direction	15% Buffer	Non GMWB	6	90.00%	12.00%	2.70%
S&P 500	Cap Rate	20% Buffer	Non GMWB	6	200.00%	12.00%	2.70%
S&P 500	Dual Direction	20% Buffer	Non GMWB	6	75.00%	12.00%	2.70%
MSCI EAFE	Cap Rate	10% Buffer	GMWB	1	17.00%	2.00%	2.70%
MSCI EAFE	Dual Direction	10% Buffer	GMWB	1	12.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	10% Buffer	GMWB	1	9.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	2.70%
MSCI EAFE	Dual Direction	15% Buffer	GMWB	1	7.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	15% Buffer	GMWB	1	7.75%	2.00%	2.70%
MSCI EAFE	Cap Rate	-10% Floor	GMWB	1	16.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	-10% Floor	GMWB	1	8.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	1	17.00%	2.00%	2.70%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	1	12.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	10% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	2.70%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	1	7.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	15% Buffer	Non GMWB	1	7.75%	2.00%	2.70%
MSCI EAFE	Cap Rate	-10% Floor	Non GMWB	1	16.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	-10% Floor	Non GMWB	1	8.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	2.70%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	6	800.00%	12.00%	2.70%
MSCI EAFE	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	150.00%	60.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	6	750.00%	12.00%	2.70%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	6	600.00%	12.00%	2.70%
MSCI EAFE	Cap Rate	20% Buffer	Non GMWB	6	700.00%	12.00%	2.70%
MSCI EAFE	Dual Direction	20% Buffer	Non GMWB	6	200.00%	12.00%	2.70%
Invesco QQQ ETF	Cap Rate	10% Buffer	GMWB	1	18.25%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	10% Buffer	GMWB	1	15.25%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	10% Buffer	GMWB	1	11.25%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	15% Buffer	GMWB	1	14.75%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	15% Buffer	GMWB	1	10.75%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	-10% Floor	GMWB	1	12.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	-10% Floor	GMWB	1	9.50%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	1	18.25%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	1	15.25%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.25%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	1	14.75%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	1	10.75%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	-10% Floor	Non GMWB	1	12.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	-10% Floor	Non GMWB	1	9.50%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	2.70%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
Invesco QQQ ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	100.00%	60.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	6	90.00%	12.00%	2.70%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	6	85.00%	12.00%	2.70%
Invesco QQQ ETF	Cap Rate	20% Buffer	Non GMWB	6	80.00%	12.00%	2.70%
Invesco QQQ ETF	Dual Direction	20% Buffer	Non GMWB	6	75.00%	12.00%	2.70%
iShares Russell ETF	Cap Rate	10% Buffer	GMWB	1	20.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	10% Buffer	GMWB	1	16.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	10% Buffer	GMWB	1	11.50%	2.00%	2.70%
iShares Russell ETF	Cap Rate	15% Buffer	GMWB	1	16.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	15% Buffer	GMWB	1	10.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	15% Buffer	GMWB	1	9.75%	2.00%	2.70%
iShares Russell ETF	Cap Rate	-10% Floor	GMWB	1	15.00%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	-10% Floor	GMWB	1	10.00%	2.00%	2.70%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	1	20.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	1	16.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.50%	2.00%	2.70%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	1	16.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	1	10.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.75%	2.00%	2.70%
iShares Russell ETF	Cap Rate	-10% Floor	Non GMWB	1	15.00%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	-10% Floor	Non GMWB	1	10.00%	2.00%	2.70%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	6	135.00%	12.00%	2.70%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	6	120.00%	12.00%	2.70%
iShares Russell ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	105.00%	60.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	6	120.00%	12.00%	2.70%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
iShares Russell ETF	Cap Rate	20% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
iShares Russell ETF	Dual Direction	20% Buffer	Non GMWB	6	85.00%	12.00%	2.70%
First Trust Growth	Cap Rate	10% Buffer	GMWB	1	15.25%	2.00%	2.70%
First Trust Growth	Cap Rate	15% Buffer	GMWB	1	12.25%	2.00%	2.70%
First Trust Growth	Cap Rate	-10% Floor	GMWB	1	11.25%	2.00%	2.70%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	1	15.25%	2.00%	2.70%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	1	12.25%	2.00%	2.70%
First Trust Growth	Cap Rate	-10% Floor	Non GMWB	1	11.25%	2.00%	2.70%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	6	130.00%	12.00%	2.70%
First Trust Growth	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	110.00%	60.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	6	110.00%	12.00%	2.70%
First Trust Growth	Cap Rate	20% Buffer	Non GMWB	6	85.00%	12.00%	2.70%
Pacific Protective Growth _ Historical Rates (as of December 1, 2025)
Index	Strategy	Protection Level	Rider	Term	Rate / Cap	Guaranteed Minimum Rate / Cap	Fixed Non Forfeiture	Initial Tier Level	Guaranteed Maximum Tier Level	Tier 1 Participation Rate	Minimum Tier 1 Participation Rate	Tier 2 Participation Rate	Minimum Tier 2 Participation Rate
	Fixed		GMWB	1	3.25%	0.50%	2.70%
	Fixed		Non GMWB	1	3.25%	0.50%	2.70%
	Performance Mix	10% Buffer	Non GMWB	6			2.70%			100.00%	60.00%
S&P 500	Cap Rate	10% Buffer	GMWB	1	16.50%	2.00%	2.70%
S&P 500	Dual Direction	10% Buffer	GMWB	1	12.50%	2.00%	2.70%
S&P 500	Performance Trigger	10% Buffer	GMWB	1	10.50%	2.00%	2.70%
S&P 500	Cap Rate	15% Buffer	GMWB	1	12.00%	2.00%	2.70%
S&P 500	Dual Direction	15% Buffer	GMWB	1	10.00%	2.00%	2.70%
S&P 500	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	2.70%
S&P 500	Cap Rate	-10% Floor	GMWB	1	11.00%	2.00%	2.70%
S&P 500	Performance Trigger	-10% Floor	GMWB	1	8.75%	2.00%	2.70%
S&P 500	Cap Rate	10% Buffer	Non GMWB	1	16.50%	2.00%	2.70%
S&P 500	Dual Direction	10% Buffer	Non GMWB	1	12.50%	2.00%	2.70%
S&P 500	Performance Trigger	10% Buffer	Non GMWB	1	10.50%	2.00%	2.70%
S&P 500	Cap Rate	15% Buffer	Non GMWB	1	12.00%	2.00%	2.70%
S&P 500	Dual Direction	15% Buffer	Non GMWB	1	10.00%	2.00%	2.70%
S&P 500	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
S&P 500	Cap Rate	-10% Floor	Non GMWB	1	11.00%	2.00%	2.70%
S&P 500	Performance Trigger	-10% Floor	Non GMWB	1	8.75%	2.00%	2.70%
S&P 500	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	2.70%
S&P 500	Dual Direction	10% Buffer	Non GMWB	6	150.00%	12.00%	2.70%
S&P 500	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	103.00%	60.00%
S&P 500	Cap Rate	15% Buffer	Non GMWB	6	200.00%	12.00%	2.70%
S&P 500	Dual Direction	15% Buffer	Non GMWB	6	85.00%	12.00%	2.70%
S&P 500	Cap Rate	20% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
S&P 500	Dual Direction	20% Buffer	Non GMWB	6	70.00%	12.00%	2.70%
MSCI EAFE	Cap Rate	10% Buffer	GMWB	1	19.75%	2.00%	2.70%
MSCI EAFE	Dual Direction	10% Buffer	GMWB	1	11.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	10% Buffer	GMWB	1	9.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	15% Buffer	GMWB	1	14.00%	2.00%	2.70%
MSCI EAFE	Dual Direction	15% Buffer	GMWB	1	7.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	15% Buffer	GMWB	1	7.75%	2.00%	2.70%
MSCI EAFE	Cap Rate	-10% Floor	GMWB	1	17.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	-10% Floor	GMWB	1	8.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	1	19.75%	2.00%	2.70%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	1	11.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	10% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	1	14.00%	2.00%	2.70%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	1	7.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	15% Buffer	Non GMWB	1	7.75%	2.00%	2.70%
MSCI EAFE	Cap Rate	-10% Floor	Non GMWB	1	17.00%	2.00%	2.70%
MSCI EAFE	Performance Trigger	-10% Floor	Non GMWB	1	8.00%	2.00%	2.70%
MSCI EAFE	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	2.70%
MSCI EAFE	Dual Direction	10% Buffer	Non GMWB	6	800.00%	12.00%	2.70%
MSCI EAFE	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	140.00%	60.00%
MSCI EAFE	Cap Rate	15% Buffer	Non GMWB	6	750.00%	12.00%	2.70%
MSCI EAFE	Dual Direction	15% Buffer	Non GMWB	6	600.00%	12.00%	2.70%
MSCI EAFE	Cap Rate	20% Buffer	Non GMWB	6	700.00%	12.00%	2.70%
MSCI EAFE	Dual Direction	20% Buffer	Non GMWB	6	145.00%	12.00%	2.70%
Invesco QQQ ETF	Cap Rate	10% Buffer	GMWB	1	16.25%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	10% Buffer	GMWB	1	13.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	10% Buffer	GMWB	1	11.25%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	15% Buffer	GMWB	1	13.25%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	15% Buffer	GMWB	1	9.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	15% Buffer	GMWB	1	9.00%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	-10% Floor	GMWB	1	12.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	-10% Floor	GMWB	1	9.50%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	1	16.25%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	1	13.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.25%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	1	13.25%	2.00%	2.70%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.00%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	-10% Floor	Non GMWB	1	12.00%	2.00%	2.70%
Invesco QQQ ETF	Performance Trigger	-10% Floor	Non GMWB	1	9.50%	2.00%	2.70%
Invesco QQQ ETF	Cap Rate	10% Buffer	Non GMWB	6	Uncapped	12.00%	2.70%
Invesco QQQ ETF	Dual Direction	10% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
Invesco QQQ ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	103.00%	60.00%
Invesco QQQ ETF	Cap Rate	15% Buffer	Non GMWB	6	90.00%	12.00%	2.70%
Invesco QQQ ETF	Dual Direction	15% Buffer	Non GMWB	6	85.00%	12.00%	2.70%
Invesco QQQ ETF	Cap Rate	20% Buffer	Non GMWB	6	80.00%	12.00%	2.70%
Invesco QQQ ETF	Dual Direction	20% Buffer	Non GMWB	6	70.00%	12.00%	2.70%
iShares Russell ETF	Cap Rate	10% Buffer	GMWB	1	20.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	10% Buffer	GMWB	1	16.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	10% Buffer	GMWB	1	11.50%	2.00%	2.70%
iShares Russell ETF	Cap Rate	15% Buffer	GMWB	1	16.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	15% Buffer	GMWB	1	10.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	15% Buffer	GMWB	1	9.75%	2.00%	2.70%
iShares Russell ETF	Cap Rate	-10% Floor	GMWB	1	15.00%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	-10% Floor	GMWB	1	10.00%	2.00%	2.70%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	1	20.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	1	16.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	10% Buffer	Non GMWB	1	11.50%	2.00%	2.70%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	1	16.00%	2.00%	2.70%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	1	10.25%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	15% Buffer	Non GMWB	1	9.75%	2.00%	2.70%
iShares Russell ETF	Cap Rate	-10% Floor	Non GMWB	1	15.00%	2.00%	2.70%
iShares Russell ETF	Performance Trigger	-10% Floor	Non GMWB	1	10.00%	2.00%	2.70%
iShares Russell ETF	Cap Rate	10% Buffer	Non GMWB	6	135.00%	12.00%	2.70%
iShares Russell ETF	Dual Direction	10% Buffer	Non GMWB	6	120.00%	12.00%	2.70%
iShares Russell ETF	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	103.00%	60.00%
iShares Russell ETF	Cap Rate	15% Buffer	Non GMWB	6	120.00%	12.00%	2.70%
iShares Russell ETF	Dual Direction	15% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
iShares Russell ETF	Cap Rate	20% Buffer	Non GMWB	6	100.00%	12.00%	2.70%
iShares Russell ETF	Dual Direction	20% Buffer	Non GMWB	6	85.00%	12.00%	2.70%
First Trust Growth	Cap Rate	10% Buffer	GMWB	1	15.25%	2.00%	2.70%
First Trust Growth	Cap Rate	15% Buffer	GMWB	1	12.25%	2.00%	2.70%
First Trust Growth	Cap Rate	-10% Floor	GMWB	1	11.25%	2.00%	2.70%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	1	15.25%	2.00%	2.70%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	1	12.25%	2.00%	2.70%
First Trust Growth	Cap Rate	-10% Floor	Non GMWB	1	11.25%	2.00%	2.70%
First Trust Growth	Cap Rate	10% Buffer	Non GMWB	6	130.00%	12.00%	2.70%
First Trust Growth	Tiered Participation Rate	10% Buffer	Non GMWB	6			2.70%	20.00%	50.00%	100.00%	60.00%	103.00%	60.00%
First Trust Growth	Cap Rate	15% Buffer	Non GMWB	6	110.00%	12.00%	2.70%
First Trust Growth	Cap Rate	20% Buffer	Non GMWB	6	85.00%	12.00%	2.70%